Subsequent events (Narrative) (Details) - USD ($)					1 Months Ended
	Jun. 09, 2022	Jun. 07, 2022	May 06, 2022	Mar. 11, 2022	Mar. 18, 2022
Subsequent Event Line Items
Conversion of stock, description					The Class B Units will be non-voting, non-participating units of the Salona Global Buyer that will be exchangeable into Class "A" non-voting Common Shares of Salona Global ("Salona Global Class "A" Shares ") on a one for one basis.
Zisholz [Member]
Subsequent Event Line Items
Restriction on holding number of common shares				500,000
Common Class B [Member] | Zisholz [Member]
Subsequent Event Line Items
Number of shares acquired on closing				1,300,000
Number of common shares acquired per quarter				125,000
Number of maximum units issued				4,000,000
Conversion of stock, description				The Class B Units will be non-voting, non-participating units of the Salona Global Buyer that will be exchangeable into Class "A" non-voting Common Shares of Salona Global (" Salona Global Class 'A' Shares ") on a one for one basis.
Subsequent event [Member]
Subsequent Event Line Items
Number of warrants exercised			454,817
Subsequent event [Member] | Common Class B [Member] | Zisholz [Member]
Subsequent Event Line Items
Number of shares acquired on closing				1,300,000	1,300,000
Number of common shares acquired per quarter				125,000	125,000
Number of maximum units issued				4,000,000	4,000,000
Conversion of stock, description				The Class B Units will be non-voting, non-participating units of the Salona Global Buyer that will be exchangeable into Class "A" non-voting Common Shares of Salona Global (" Salona Global Class 'A' Shares ") on a one for one basis.
Restriction on holding number of common shares					500,000
Plastics Business [Member] | Subsequent event [Member]
Subsequent Event Line Items
Business acquisition, revenue of business		$ 5,000,000
Business acquisition, gross margins		40.00%
Business acquisition, consideration transferred		$ 6,500,000
Business acquisition, description of acquired entity		According to the non-binding agreement, Salona Global would pay US$6,500,000 or just over 1.2 times annual revenues, made up of an initial cash payment of US$3,000,000 and the issuance of up to 1,600,000 shares on closing, and US$2,500,000 in deferred payments upon performance.
Business acquisition, initial cash payment		$ 3,000,000
Number of common stock issued as consideration		1,600,000
Business acquisition, deferred payments		$ 2,500,000
Physical Therapy Medical and Equipment Business [Member] | Subsequent event [Member]
Subsequent Event Line Items
Business acquisition, revenue of business	$ 14,000,000
Business acquisition, gross margins	35.00%
Business acquisition, consideration transferred	$ 1,400,000
Business acquisition, description of acquired entity	According to the non-binding agreement, Salona Global would pay US$14,00,000 or one (1) times annual revenues, made up of an initial cash payment of US$9,000,000 on closing and the issuance of up to 3,300,000 shares* and US$3,000,000 in a subordinated note.
Business acquisition, initial cash payment	$ 9,000,000
Number of common stock issued as consideration	3,300,000
Subordinated debt	$ 3,000,000